Acquisitions (Details Textual) $ in Thousands	Jun. 11, 2013 USD ($) Individual shares
Acquisitions (Textual)
Shares held in Class A Stock, Share | shares	1,500
Shares held in Class A Stock, Value | $	$ 426
Number of individuals | Individual	3
Remaining useful life of these patents	13 years 6 months
Business acquisition interest rate	100.00%